FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357

                Franklin Templeton Limited Duration Income Trust
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 12/31/04

Item 1. Schedule of Investments.


FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3
Notes to Statement of Investments .........................................   11

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

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                                                                                 COUNTRY       PRINCIPAL AMOUNT(C)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   BONDS 58.9%
   COMMERCIAL SERVICES 1.0%
   JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
    5/17/07, 10.67% thereafter, 5/15/13 .................................     United States     $    4,300,000       $   3,741,000
                                                                                                                     -------------
   COMMUNICATIONS 7.2%
   Dobson Cellular Systems Inc., secured note, 144A, 9.875%,
    11/01/12 ............................................................     United States          4,000,000           3,960,000
   MCI Inc., senior note, 6.908%, 5/01/07 ...............................     United States          1,108,000           1,137,085
   MCI Inc., senior note, 7.688%, 5/01/09 ...............................     United States          2,000,000           2,075,000
   MCI Inc., senior note, 8.735%, 5/01/14 ...............................     United States            950,000           1,023,625
   Millicom International Cellular SA, senior note, 144A, 10.00%,
    12/01/13 ............................................................      Luxembourg            4,000,000           4,205,000
   NTL Cable PLC, senior note, 144A, FRN, 6.07%, 10/15/12 ...............    United Kingdom          3,000,000           3,105,000
   Qwest Services Corp., senior secured note, 144A, 13.00%,
    12/15/07 ............................................................     United States          4,000,000           4,590,000
   Rogers Wireless Communications Inc., senior secured note, 144A,
    FRN, 5.525%, 12/15/10 ...............................................        Canada              1,950,000           2,052,375
   Rural Cellular Corp., senior note, 9.875%, 2/01/10 ...................     United States          2,000,000           2,045,000
   Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 ..............     United States          1,100,000           1,086,250
   Time Warner Telecom Inc., senior note, 9.25%, 2/15/14 ................     United States          2,900,000           2,972,500
                                                                                                                     -------------
                                                                                                                        28,251,835
                                                                                                                     -------------
   CONSUMER DURABLES 1.1%
   D. R. Horton Inc., senior note, 8.00%, 2/01/09 .......................     United States          4,000,000           4,495,000
                                                                                                                     -------------
   CONSUMER NON-DURABLES 2.2%
   Del Monte Corp., senior sub. note, B, 9.25%, 5/15/11 .................     United States          4,000,000           4,400,000
   Smithfield Foods Inc., senior note, 8.00%, 10/15/09 ..................     United States          4,000,000           4,450,000
                                                                                                                     -------------
                                                                                                                         8,850,000
                                                                                                                     -------------
   CONSUMER SERVICES 15.9%
   Advanstar Communications Inc., senior secured note, 10.75%,
    8/15/10 .............................................................     United States          4,000,000           4,535,000
   Boyd Gaming Corp., senior sub. note, 8.75%, 4/15/12 ..................     United States          4,000,000           4,470,000
   Charter Communications Holdings II, senior note, 10.25%,
    9/15/10 .............................................................     United States          4,000,000           4,260,000
   Clear Channel Communications Inc., senior note, 7.65%,
    9/15/10 .............................................................     United States          4,000,000           4,556,608
   CSC Holdings Inc., senior note, 8.125%, 7/15/09 ......................     United States          4,000,000           4,395,000
   Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ................     United States          4,000,000           4,630,000
   DirecTV Holdings LLC, senior note, 8.375%, 3/15/13 ...................     United States          4,000,000           4,505,000
   Inmarsat Finance PLC, senior note, 7.625%, 6/30/12 ...................    United Kingdom          3,000,000           3,135,000
   LIN Television Corp., senior note, 8.00%, 1/15/08 ....................     United States          4,000,000           4,185,000
   Marquee Inc., senior note, 144A, FRN, 5.97%, 8/15/10 .................     United States          4,000,000           4,230,000
   Park Place Entertainment Corp., senior sub. note, 9.375%,
    2/15/07 .............................................................     United States          4,000,000           4,420,000


                                          Quarterly Statement of Investments | 3

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED) (CONTINUED)

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                                                                                 COUNTRY       PRINCIPAL AMOUNT(C)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   CONSUMER SERVICES (CONT.)
   Paxson Communications Corp., senior secured note, 144A, 4.82%,
    1/15/10 .............................................................     United States     $    3,500,000       $   3,535,000
   Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .......     United States          1,000,000           1,087,500
   Pinnacle Entertainment Inc., senior sub. note, B, 9.25%,
    2/15/07 .............................................................     United States          2,077,000           2,123,732
   Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
    13.75% thereafter, 7/15/11 ..........................................        Canada              4,000,000           3,980,000
   Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ............     United States          4,000,000           4,540,000
                                                                                                                     -------------
                                                                                                                        62,587,840
                                                                                                                     -------------
   ELECTRONIC TECHNOLOGY 2.3%
   Solectron Corp., senior note, 9.625%, 2/15/09 ........................     United States          4,000,000           4,420,000
   Xerox Corp., senior note, 9.75%, 1/15/09 .............................     United States          4,000,000           4,720,000
                                                                                                                     -------------
                                                                                                                         9,140,000
                                                                                                                     -------------
   HEALTH SERVICES 3.2%
   HCA Inc., senior note, 8.75%, 9/01/10 ................................     United States          4,000,000           4,577,524
   Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ................     United States          4,000,000           3,730,000
   Vanguard Health Holding Co. II LLC, senior sub. note, 144A, 9.00%,
    10/01/14 ............................................................     United States          4,000,000           4,300,000
                                                                                                                     -------------
                                                                                                                        12,607,524
                                                                                                                     -------------
   INDUSTRIAL SERVICES 3.1%
   Allied Waste North America Inc., senior note, B, 8.50%,
    12/01/08 ............................................................     United States          4,000,000           4,260,000
   Hanover Equipment Trust 01, senior secured note, A, 8.50%,
    9/01/08 .............................................................     United States          4,000,000           4,320,000
   URS Corp., senior note, 11.50%, 9/15/09 ..............................     United States          3,000,000           3,465,000
                                                                                                                     -------------
                                                                                                                        12,045,000
                                                                                                                     -------------
   NON-ENERGY MINERALS 1.1%
   Ispat Inland ULC, senior secured note, FRN, 7.86%, 4/01/10 ...........     United States          4,000,000           4,370,000
                                                                                                                     -------------
   PROCESS INDUSTRIES 7.6%
   Boise Cascade LLC, senior note, 144A, FRN, 5.005%, 10/15/12 ..........     United States          3,000,000           3,127,500
   Crown European Holdings SA, senior secured note, 10.875%,
    3/01/13 .............................................................        France              4,000,000           4,750,000
   Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 ..................     United States          4,000,000           4,680,000
   Huntsman ICI Holdings LLC, senior disc. note, zero cpn.,
    12/31/09 ............................................................     United States          6,000,000           3,390,000
   Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 .................     United States          4,000,000           4,290,000
   Lyondell Chemical Co., senior secured note, B, 9.875%, 5/01/07 .......     United States          2,696,000           2,837,540
   Nalco Co., senior note, 7.75%, 11/15/11 ..............................     United States          2,000,000           2,170,000
   Rhodia SA, senior note, 10.25%, 6/01/10 ..............................        France              4,000,000           4,520,000
                                                                                                                     -------------
                                                                                                                        29,765,040
                                                                                                                     -------------


4 | Quarterly Statement of Investments

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY       PRINCIPAL AMOUNT(C)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   PRODUCER MANUFACTURING 4.1%
   Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 .............     United States     $    4,000,000       $   4,470,000
   Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .....................    United Kingdom          3,000,000           3,240,000
   Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ..........     United States          4,000,000           4,260,000
   TRW Automotive Inc., senior note, 9.375%, 2/15/13 ....................     United States          3,500,000           4,077,500
                                                                                                                     -------------
                                                                                                                        16,047,500
                                                                                                                     -------------
   REAL ESTATE INVESTMENT TRUSTS 1.1%
   Host Marriott LP, senior note, 9.25%, 10/01/07 .......................     United States          4,000,000           4,480,000
                                                                                                                     -------------
   TRANSPORTATION 2.4%
   CP Ships Ltd., senior note, 10.375%, 7/15/12 .........................        Canada              4,000,000           4,635,000
   Laidlaw International Inc., senior note, 10.75%, 6/15/11 .............     United States          4,000,000           4,690,000
                                                                                                                     -------------
                                                                                                                         9,325,000
                                                                                                                     -------------
   UTILITIES 6.6%
   Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 .............     United States          4,000,000           3,450,000
   Centerpoint Energy Inc., senior note, B, 7.25%, 9/01/10 ..............     United States          4,000,000           4,466,600
   Dynegy Holdings Inc., senior secured note, 144A, 9.875%,
    7/15/10 .............................................................     United States          4,000,000           4,490,000
   Edison Mission Energy, senior note, 9.875%, 4/15/11 ..................     United States          4,000,000           4,760,000
   El Paso Natural Gas Co., senior note, 7.625%, 8/01/10 ................     United States          4,000,000           4,400,000
   Utilicorp United Inc., senior note, 9.95%, 2/01/11 ...................     United States          4,000,000           4,550,000
                                                                                                                     -------------
                                                                                                                        26,116,600
                                                                                                                     -------------
   TOTAL BONDS (COST $221,383,154)                                                                                     231,822,339
                                                                                                                     -------------
   U.S. GOVERNMENT AND AGENCY SECURITIES 32.5%
   FHLMC, 4.50%, 6/01/18 - 9/01/18 ......................................     United States          4,315,275           4,312,486
   FHLMC, 5.00%, 9/01/18 - 6/01/34 ......................................     United States         25,763,417          25,838,560
   FHLMC, 5.50%, 7/01/19 - 8/01/33 ......................................     United States          8,085,319           8,231,541
   FHLMC, 6.00%, 7/01/28 - 9/01/33 ......................................     United States          6,640,299           6,870,588
   FHLMC, 7.00%, 9/01/27 ................................................     United States          1,793,998           1,909,796
   FHLMC, 8.00%, 1/01/31 ................................................     United States            649,711             704,276
   FHLMC, 8.50%, 7/01/31 ................................................     United States          5,321,124           5,813,934
   FNMA, 4.617%, 7/01/34 ................................................     United States          4,778,529           4,851,487
   FNMA, 5.00%, 10/01/17 ................................................     United States          2,698,941           2,746,352
   FNMA, 5.50%, 10/01/17 - 10/01/33 .....................................     United States         18,052,471          18,448,467
   FNMA, 5.936%, 6/01/32 ................................................     United States            285,800             292,140
   FNMA, 6.00%, 4/01/33 - 12/01/34 ......................................     United States          6,134,203           6,340,278
   FNMA, 6.50, 8/01/32 ..................................................     United States          3,311,133           3,476,466
   FNMA, 7.00%, 9/01/18 .................................................     United States            802,861             856,855
   FNMA, 8.00%, 10/01/29 ................................................     United States            646,779             704,312
   FNMA, 8.50%, 8/01/26 .................................................     United States            788,982             869,989
   GNMA, 5.50%, 4/15/33 - 12/15/34 ......................................     United States         10,856,858          11,098,815
   GNMA, 6.50%, 6/15/31 - 12/15/33 ......................................     United States         13,174,243          13,883,569
   GNMA, 7.00%, 12/20/28 - 12/20/30 .....................................     United States          3,126,282           3,313,944


                                          Quarterly Statement of Investments | 5

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED) (CONTINUED)

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                                                                                 COUNTRY       PRINCIPAL AMOUNT(C)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
   GNMA, 8.00%, 1/20/28 - 2/20/32 .......................................     United States     $      584,883       $     632,517
   GNMA II, 8.00%, 2/20/30 - 5/20/30 ....................................     United States            817,968             884,714
   GNMA, SF, 5.00%, 10/20/33 ............................................     United States          5,433,008           5,437,955
   GNMA, SF, 7.00%, 1/20/24 - 1/20/29 ...................................     United States            579,737             616,150
                                                                                                                     -------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
    (COST $126,638,630)                                                                                                128,135,191
                                                                                                                     -------------
   ASSET-BACKED SECURITIES 10.3%
   Argent Securities Inc., 2003-W5, M4, 4.85%, 10/25/33 .................     United States          4,000,000           4,230,170
   GSR Mortgage Trust, 2003-AHL, B1, 6.00%, 10/25/33 ....................     United States          5,000,000           5,127,315
   Merrill Lynch Mortgage Investors Inc., 2003-OPT1, B2, 3.87%,
    7/25/34 .............................................................     United States          1,000,000           1,037,142
   Morgan Stanley ABS Capital, 2003-HE3, B1, 4.42%, 10/25/33 ............     United States          3,500,000           3,557,440
   Morgan Stanley ABS Capital, 2003-NC10, B1, 5.20%, 10/25/33 ...........     United States          3,000,000           3,091,406
   Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%,
    4/15/11 .............................................................     United States          2,307,921           2,288,709
   Morgan Stanley Dean Witter Capital Trust I, 2003-NC3, B1, 4.45%,
    3/25/33 .............................................................     United States          4,508,000           4,632,745
   New Century Home Equity Loan Trust, 2003-2, M3, 4.981%,
    1/25/33 .............................................................     United States          5,000,000           5,138,909
   Option One Mortgage Loan Trust, 2003-6, M5, 5.233%,
    11/25/33 ............................................................     United States          3,500,000           3,663,920
   Residential Asset Securities Corp., 2003-KS10, MII3, 3.67%,
    12/25/33 ............................................................     United States          1,500,000           1,532,455
   Specialty Underwriting and Residential Finance, 03-BC4, B2, 3.80%,
    11/25/34 ............................................................     United States          1,500,000           1,534,105
   Structured Asset Investment Loan Trust, 03-BC13, 3.868%,
    11/25/33 ............................................................     United States          3,340,000           3,385,934
   Structured Asset Investment Loan Trust, 2003-BC2, M3, 4.555%,
    4/25/33 .............................................................     United States          1,471,000           1,492,510
                                                                                                                     -------------
   TOTAL ASSET-BACKED SECURITIES (COST $39,191,046)                                                                     40,712,760
                                                                                                                     -------------
   SENIOR FLOATING RATE INTERESTS 40.5%
   COMMERCIAL SERVICES .9%
   DS Waters Enterprises LP, Term Loan, 6.67 - 7.266%, 11/07/09 .........     United States          3,840,000           3,728,640
                                                                                                                     -------------
   COMMUNICATIONS 2.8%
   AAT Communications Corp., Term Loan B, 5.25 - 5.26%,
    12/31/11 ............................................................     United States          3,000,000           3,039,999
   ALEC Holdings Inc., Term Loan B, 5.813%, 8/20/10 .....................     United States          2,970,000           3,003,412
   American Tower Corp., Term Loan B, 4.23%, 8/31/11 ....................     United States            746,250             756,569
   GCI Holdings Inc., Term Loan, 4.668%, 10/31/07 .......................     United States            712,753             720,529
   Nextel Finance (Nextel Communications Inc.), Term Loan E, 4.688%,
    12/15/10 ............................................................     United States          1,980,000           1,983,606
   Valor Telecom Inc., First Lien Term Loan, 5.75 - 5.92%,
    10/30/11 ............................................................     United States          1,496,250           1,513,083
                                                                                                                     -------------
                                                                                                                        11,017,198
                                                                                                                     -------------


6 | Quarterly Statement of Investments

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY       PRINCIPAL AMOUNT(C)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SENIOR FLOATING RATE INTERESTS (CONT.)
   CONSUMER DURABLES 2.0%
   BRP Holdings LP, Term Loan, 4.97%, 12/18/10 ..........................     United States     $    3,960,000       $   4,024,350
   LandSource Communities Development LLC, Term Loan B, 4.938%,
    3/31/10 .............................................................     United States          1,000,000           1,015,938
   Sola International Inc., Term Loan, 4.92%, 12/05/09 ..................     United States            962,500             964,550
   Solo Cup Co., Term Loan B, 4.66 - 5.05%, 2/27/11 .....................     United States          1,989,975           2,029,154
                                                                                                                     -------------
                                                                                                                         8,033,992
                                                                                                                     -------------
   CONSUMER NON-DURABLES 1.9%
   Constellation Brands Inc., Term Loan B, 6.00%, 12/22/11 ..............     United States          2,000,000           2,029,500
   Dole Food Co. Inc., Term Loan D, 4.313 - 6.50%, 9/28/08 ..............     United States            544,819             554,244
   Land O'Lakes Inc., Term Loan B, 5.71%, 10/11/08 ......................     United States            695,661             706,625
   Meow Mix Co., First Lien Term Loan, 6.20 - 7.02%, 8/21/09 ............     United States          1,033,797           1,016,998
   Michael Foods Inc., Term Loan B, 4.63 - 5.09%, 11/21/10 ..............     United States            643,505             654,163
   Rayovac Corp., Term Loan C, 4.22 - 4.92%, 9/30/09 ....................     United States            808,657             820,844
   Southern Wine & Spirits of America Inc., Term Loan B, 4.81%,
    7/02/08 .............................................................     United States          1,678,558           1,704,878
                                                                                                                     -------------
                                                                                                                         7,487,252
                                                                                                                     -------------
   CONSUMER SERVICES 16.6%
   Advertising Directory Solutions Inc., Term Loan B, 4.40%,
    11/05/11 ............................................................     United States          3,000,000           3,028,125
   Alderwoods Group Inc., Term Loan B1, 3.94 - 4.54%, 8/19/10 ...........     United States          1,006,084           1,013,026
   Alliance Gaming Corp., Term Loan B, 4.90%, 8/22/09 ...................     United States          1,814,326           1,814,199
   Canwest Media Inc., Term Loan E, 4.49%, 5/15/09 ......................         Canada             1,498,563           1,515,752
   Charter Communications Operating LLC, Term Loan B, 5.38%,
    4/23/11 .............................................................     United States          1,990,000           1,994,145
   Cinram International Inc., Term Loan D, 5.40%, 9/30/09 ...............         Canada             3,752,066           3,801,897
   Cumulus Media Inc., Term Loan F, 3.938%, 11/18/11 ....................     United States          1,995,000           2,004,143
   Dex Media West LLC, Term Loan B, 4.10 - 6.00%, 3/09/10 ...............     United States          3,270,507           3,306,960
   DirecTV Holdings LLC, Term Loan, 4.39 - 4.41%, 3/06/10 ...............     United States          1,651,837           1,680,232
   Emmis Operating Co., Term Loan B, 4.10%, 11/10/11 ....................     United States          1,000,000           1,011,389
   Grapeclose Ltd. (Inmarsat), Term Loan B, 5.502%, 10/10/10 ............     United Kingdom         1,833,709           1,844,023
   Grapeclose Ltd. (Inmarsat), Term Loan C, 6.002%, 10/10/11 ............     United Kingdom         1,838,018           1,854,044
   Green Valley Ranch Gaming LLC, Term Loan B, 4.501%,
    12/22/10 ............................................................     United States            992,500           1,004,906
   Insight Midwest Holdings LLC, Term Loan A, 3.938%, 6/30/09 ...........     United States          1,317,394           1,320,042
   Insight Midwest Holdings LLC, Term Loan B, 5.188%, 12/31/09 ..........     United States          2,009,700           2,044,311
   Mediacom Broadband Inc., Term Loan B1, 4.81 - 5.06%,
    9/12/10 .............................................................     United States          1,990,000           2,021,219
   MediaNews Group Inc., Term Loan C, 3.92%, 12/30/10 ...................     United States          2,306,591           2,326,243
   Metro-Goldwyn-Mayer Studios Inc., Term Loan B, 5.06%,
    4/30/11 .............................................................     United States          1,496,250           1,502,609
   Mission Broadcasting Inc., Term Loan D, 4.31%, 12/31/10 ..............     United States          1,290,375           1,296,827
   New Skies Satellites B.V., Term Loan, 5.188%, 5/01/11 ................     United States          1,500,000           1,522,812
   Nexstar Finance LLC, Term Loan D, 4.31%, 12/31/10 ....................     United States            704,613             707,695
   Panamsat Corp., Term Loan B, 5.16%, 8/01/11 ..........................     United States          3,969,879           3,997,379


                                          Quarterly Statement of Investments | 7

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY       PRINCIPAL AMOUNT(C)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SENIOR FLOATING RATE INTERESTS (CONT.)
   CONSUMER SERVICES (CONT.)
   Primedia Inc., Term Loan B, 5.063%, 6/30/09 ..........................     United States     $    1,695,509       $   1,663,189
   R.H. Donnelley Inc., Term Loan D, 4.09 - 4.31%, 6/30/11 ..............     United States          1,995,000           2,017,651
   Rainbow National Services LLC, Term Loan B, 5.19%, 3/31/12 ...........     United States          2,500,000           2,542,708
   Reader's Digest Association Inc., Term Loan B, 4.55%, 5/20/08 ........     United States            436,207             442,136
(a)Regal Cinemas Inc., Term Loan B, 4.56%, 11/10/10 .....................     United States          2,922,185           2,953,964
   Six Flags Theme Parks Inc., Term Loan B, 4.84%, 6/30/09 ..............     United States          3,603,662           3,659,407
   SpectraSite Communications Inc., Term Loan B, 4.03%, 5/30/12 .........     United States          3,250,000           3,275,051
   Warner Music Inc., Term Loan B, 4.97 - 5.38%, 2/28/11 ................     United States          4,962,500           5,034,868
   Wyndham International Inc., Term Loan B, 7.125%, 6/30/06 .............     United States          1,197,003           1,204,859
                                                                                                                     -------------
                                                                                                                        64,405,811
                                                                                                                     -------------
   FINANCE 2.3%
   Conseco Inc., Term Loan, 5.918%, 6/22/10 .............................     United States          1,920,000           1,957,200
   General Growth Properties Inc., Term Loan B, 4.53%, 11/12/09 .........     United States          4,000,000           4,016,024
   Newkirk Master LP, Term Loan, 6.92 - 7.06%, 11/24/06 .................     United States            839,085             847,739
   Refco Group Ltd. LLC, Term Loan B, 5.163%, 8/05/11 ...................     United States          2,244,375           2,271,868
                                                                                                                     -------------
                                                                                                                         9,092,831
                                                                                                                     -------------
   HEALTH SERVICES 1.9%
   Davita Inc., Term Loan B, 3.98 - 4.775%, 6/30/10 .....................     United States          3,644,719           3,658,063
   Multiplan Inc., Term Loan, 5.31%, 3/04/09 ............................     United States            888,889             899,795
(a)Pacificare Health Systems Inc., Term Loan B, 4.063 - 4.25%,
     12/13/10 ...........................................................     United States          2,000,000           2,003,126
   Quintiles Transnational Corp., Term Loan B, 6.67 - 6.81%,
     9/25/09 ............................................................     United States            987,500           1,006,016
                                                                                                                     -------------
                                                                                                                         7,567,000
                                                                                                                     -------------
   INDUSTRIAL SERVICES 1.8%
   Allied Waste North America Inc., Term Loan C, 5.24 - 5.27%,
     1/15/10 ............................................................     United States            981,531             997,277
   Allied Waste North America Inc., Term Loan D, 4.54%, 1/15/10 .........     United States          1,963,062           1,990,914
   Washington Group International Inc., Synthetic Term Loan, 2.32%,
     10/01/07 ...........................................................     United States          4,000,000           4,006,640
                                                                                                                     -------------
                                                                                                                         6,994,831
                                                                                                                     -------------
   NON-ENERGY MINERALS .8%
   St. Marys Cement Inc., Term Loan B, 4.56%, 12/04/09 ..................        Canada              2,982,456           3,017,873
                                                                                                                     -------------
   PROCESS INDUSTRIES 2.6%
   Berry Plastics Corp., Term Loan C, 4.22%, 7/22/10 ....................     United States            865,251             877,147
   Boise Cascade LLC, Term Loan B, 4.688%, 10/01/11 .....................     United States          1,301,370           1,318,812
   Boise Land and Timber Corp., Term Loan C, 4.688%, 10/01/10 ...........     United States          1,198,630           1,202,792


8 | Quarterly Statement of Investments

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY       PRINCIPAL AMOUNT(C)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SENIOR FLOATING RATE INTERESTS (CONT.)
   PROCESS INDUSTRIES (CONT.)
   Graham Packaging Co., First Lien Term Loan, 4.875 - 5.00%,
     10/07/11 ...........................................................     United States     $    1,200,000       $   1,217,785
   Graham Packaging Co., Second Lien Term Loan, 6.813%,
     4/07/12 ............................................................     United States          1,000,000           1,027,000
   Nalco Co., Term Loan B, 3.93 - 4.53%, 11/04/10 .......................     United States          3,329,426           3,380,929
   Rockwood Specialties Group Inc., Term Loan D, 4.38%, 7/30/11 .........     United States          1,000,000           1,007,734
                                                                                                                     -------------
                                                                                                                        10,032,199
                                                                                                                     -------------
   PRODUCER MANUFACTURING 3.1%
   Day International Group Inc., Term Loan D, 5.92 - 6.06%,
     1/01/10 ............................................................     United States            802,547             805,067
   Headwaters Inc., Term Loan B, 5.33%, 4/30/11 .........................     United States          1,382,812           1,402,403
   Itron Inc., Term Loan B, 4.688 - 4.813%, 11/24/10 ....................     United States            811,216             820,004
   Masonite International Corp., Term Loan C2, 4.688%, 8/31/08 ..........     United States            992,491           1,009,294
   Metaldyne (Mascotech Inc.), Term Loan D, 6.563%, 12/31/09 ............     United States          1,753,185           1,746,428
   Sensus Metering Systems Inc., Term Loan, 4.391 - 4.421%,
     12/17/10 ...........................................................     United States            985,000             992,183
   TriMas Corp., Term Loan B, 5.625%, 12/06/09 ..........................     United States          2,296,607           2,326,391
(a)TRW Automotive Inc., Term Loan B, 3.625 - 4.125%, 10/31/10 ...........     United States          3,000,000           3,008,751
                                                                                                                     -------------
                                                                                                                        12,110,521
                                                                                                                     -------------
   RETAIL TRADE 1.3%
   CSK Auto Inc., Term Loan C, 4.06%, 6/20/09 ...........................     United States            495,000             501,772
   The Jean Coutu Group (PJC) Inc., Term Loan B, 4.438%, 7/28/11 ........     United States          3,990,000           4,054,837
   Pantry Inc., Term Loan, 4.67%, 3/12/11 ...............................     United States            660,324             669,954
                                                                                                                     -------------
                                                                                                                         5,226,563
                                                                                                                     -------------
   TECHNOLOGY SERVICES .1%
   Worldspan LP, Term Loan, 5.813 - 8.00%, 6/30/07 ......................     United States            551,883             556,022
                                                                                                                     -------------
   TRANSPORTATION .9%
   Laidlaw International Inc., Term Loan B, 6.17%, 6/17/09 ..............     United States          1,852,283           1,875,936
   Northwest Airlines Inc., Term Loan, 9.10%, 11/23/10 ..................     United States          1,500,000           1,544,063
                                                                                                                     -------------
                                                                                                                         3,419,999
                                                                                                                     -------------
   UTILITIES 1.5%
   AES Corp., Term Loan B, 4.25 - 4.40%, 4/30/08 ........................     United States            571,431             581,133
   Calpine Corp., Second Lien Term Loan, 7.82%, 7/15/07 .................     United States          1,975,000           1,805,891
   Coleto Creek WLE LP, Term Loan C, 5.63%, 7/31/12 .....................     United States          2,000,000           2,038,334
   Texas Genco LLC, First Lien Term Loan, 4.48%, 12/14/11 ...............     United States          1,415,385           1,435,984
                                                                                                                     -------------
                                                                                                                         5,861,342
                                                                                                                     -------------
   TOTAL SENIOR FLOATING RATE INTERESTS (COST $158,442,928)                                                            159,552,074
                                                                                                                     -------------


                                          Quarterly Statement of Investments | 9

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY       PRINCIPAL AMOUNT(C)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   FOREIGN GOVERNMENT AND AGENCY SECURITIES 2.9%
   Government of New Zealand, 8.00%, 11/15/06 ...........................     New Zealand            1,100,000 NZD   $     814,538
   Government of Thailand, 8.50%, 10/14/05 ..............................      Thailand            120,000,000 THB       3,246,643
   Kingdom of Norway, 6.75%, 1/15/07 ....................................       Norway               8,300,000 NOK       1,483,830
   Kingdom of Sweden, 8.00%, 8/15/07 ....................................       Sweden               8,300,000 SEK       1,412,678
   Korea Treasury Bond, 6.90%, 1/16/07 ..................................     South Korea        3,600,000,000 KRW       3,775,229
   New South Wales Treasury Corp., 6.50%, 5/01/06 .......................      Australia               800,000 AUD         636,030
                                                                                                                     -------------
   TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
     (COST $10,325,234)                                                                                                 11,368,948
                                                                                                                     -------------

                                                                                               ------------------
                                                                                                     SHARES
                                                                                               ------------------
   PREFERRED STOCK (COST $4,165,250) 1.1%
   HEALTH SERVICES
   Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .............       Germany                  4,000           4,350,000
                                                                                                                     -------------
   TOTAL LONG TERM INVESTMENTS (COST $560,146,242)                                                                     575,941,312
                                                                                                                     -------------
   SHORT TERM INVESTMENT (COST $9,387,598) 2.4%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio ........    United States           9,387,598           9,387,598
                                                                                                                     -------------
   TOTAL INVESTMENTS (COST $569,533,840) 148.6%                                                                        585,328,910
   PREFERRED SHARES (48.2)%                                                                                           (190,000,000)
   OTHER ASSETS, LESS LIABILITIES (.4)%                                                                                 (1,556,786)
                                                                                                                     -------------
   NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                                                     $ 393,772,124
                                                                                                                     =============

CURRENCY ABBREVIATIONS | AUD - Australian Dollar | KRW - South Korean Won |
                         NOK - Norwegian Krone | NZD - New Zealand Dollar SEK - Swedish Krona | THB - Thai Baht

GLOSSARY OF TERMS

FRN   - Floating Rate Note
LLC   - Limited Liability Corporation
LP    - Limited Partnership
PLC   - Partnership Liability Corporation
SF    - Single Family
ULC   - Unlimited Liability Corporation

(a)   Security purchased on a delayed delivery basis.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.


10 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

The Franklin Templeton Limited Duration Income Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company.

1. INCOME TAXES

At December 31, 2004, the unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ...........................................   $ 571,362,568
                                                                  =============
Unrealized appreciation .......................................   $  15,195,104
Unrealized depreciation .......................................      (1,228,762)
                                                                  -------------
Net unrealized appreciation (depreciation) ....................   $  13,966,342
                                                                  =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 11

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST


By /s/ Jimmy D. Gambill
   --------------------
      Chief Executive Officer - Finance and Administration
Date    February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Jimmy D. Gambill
   --------------------
      Chief Executive Officer - Finance and Administration
Date    February 18, 2005


By /s/ Galen G. Vetter
   -------------------
      Chief Financial Officer
Date    February 18, 2005














                                EXHIBIT A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Templeton Limited Duration Income Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 18, 2005

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Templeton Limited Duration Income Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 18, 2005

/S/GALEN G. VETTER
Chief Financial Officer